Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 6,275	$ 4,100
Share-based compensation	2,060	2,106
Termination benefits	878	0
Key management personnel compensation	$ 9,213	$ 6,206